Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	T. Rowe Price Institutional International Funds, Inc.
Prospectus Date	rr_ProspectusDate	Mar. 01, 2019
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	T. Rowe Price Institutional Frontier Markets Equity Fund

Supplement to Prospectus and Summary Prospectus Dated March 1, 2019

At a Board meeting held on February 5, 2020, the fund’s Board of Directors approved the closure and liquidation of the fund. The closure and liquidation are expected to occur on April 17, 2020 (“Liquidation Date”). Prior to the Liquidation Date, the assets of the fund will be liquidated at the discretion of the fund’s portfolio management and the fund will cease to pursue its investment objective. In anticipation of the closure and liquidation, effective April 6, 2020, the fund will be closed to new investors or existing shareholders to purchase Fund shares. At any time prior to the termination, we welcome you to exchange your shares of the fund for the same class of shares of another T. Rowe Price fund. After the fund is closed and liquidated, the fund will no longer be offered to shareholders for purchase.
T. Rowe Price Institutional Frontier Markets Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	T. Rowe Price Institutional Frontier Markets Equity Fund

Supplement to Prospectus and Summary Prospectus Dated March 1, 2019

At a Board meeting held on February 5, 2020, the fund’s Board of Directors approved the closure and liquidation of the fund. The closure and liquidation are expected to occur on April 17, 2020 (“Liquidation Date”). Prior to the Liquidation Date, the assets of the fund will be liquidated at the discretion of the fund’s portfolio management and the fund will cease to pursue its investment objective. In anticipation of the closure and liquidation, effective April 6, 2020, the fund will be closed to new investors or existing shareholders to purchase Fund shares. At any time prior to the termination, we welcome you to exchange your shares of the fund for the same class of shares of another T. Rowe Price fund. After the fund is closed and liquidated, the fund will no longer be offered to shareholders for purchase.